NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2023
Non Controlling Interest [Abstract]
Summary of non-controlling interests
The company’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2023	2022
Participating non-controlling interests – in operating subsidiaries	$11,070	$10,680
Participating non-controlling interests – in a holding subsidiary held by the partnership	272	271
	$11,342	$10,951

Disclosure of significant investments non-controlling interest in subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Brookfield Infrastructure Fund V	Isagen institutional partners	Isagen public non-controlling interests	The Catalyst Group	TerraForm Power	Other	Total
As at December 31, 2020	$1,002	$1,902	$3,082	$74	$—	$2,650	$14	$97	$961	$508	$10,290
Net income (loss)	5	(32)	(20)	(3)	—	113	1	16	(67)	(36)	(23)
Other comprehensive income (loss)	(122)	411	187	137	—	(107)	—	28	(6)	73	601
Capital contributions	—	1	—	64	—	—	—	—	—	—	65
Disposal	(181)	—	—	—	—	—	—	—	—	—	(181)
Dividends declared	(18)	(31)	(220)	(11)	—	(214)	(2)	(9)	(105)	(45)	(655)
Other	—	—	157	—	—	—	—	—	70	(27)	200
As at December 31, 2021	686	2,251	3,186	261	—	2,442	13	132	853	473	10,297
Net income (loss)	19	(34)	110	1	—	179	1	11	32	17	336
Other comprehensive income (loss)	(103)	448	156	164	—	67	1	(19)	67	1	782
Capital contributions	—	4	—	276	—	—	—	—	—	289	569
Disposal	(54)	—	—	—	—	—	—	—	—	—	(54)
Dividends declared	(71)	(55)	(393)	—	—	(524)	(1)	(9)	(123)	(92)	(1,268)
Other	—	1	2	5	—	(5)	(1)	—	3	13	18
As at December 31, 2022	477	2,615	3,061	707	—	2,159	13	115	832	701	10,680
Net income (loss)	27	64	65	(3)	291	98	1	7	9	(78)	481
Other comprehensive income (loss)	(43)	(96)	210	205	—	603	4	3	(62)	3	827
Capital contributions	—	—	—	102	410	—	—	—	—	77	589
Disposal	(388)	—	(14)	—	—	—	—	—	(13)	(3)	(418)
Return of capital	—	—	—	—	(140)	—	—	—	—	—	(140)
Dividends declared	(25)	(123)	(644)	(6)	—	(156)	(1)	(3)	(279)	(116)	(1,353)
Acquisition through business combinations	—	—	—	—	—	—	—	—	—	343	343
Other	27	2	(20)	2	356	—	—	—	(299)	(7)	61
As at December 31, 2023	$75	$2,462	$2,658	$1,007	$917	$2,704	$17	$122	$188	$920	$11,070
Interests held by third parties	75% - 78%	43% - 60%	23% - 71%	75%	71%	53%	0.3%	25%	19%	0.3% - 80%

Disclosure of financial information of significant investments non-controlling interest in subsidiaries
The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to the company:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III(1)	Brookfield Infrastructure Fund IV	Brookfield Infrastructure Fund V	Isagen (2)	The Catalyst Group	TerraForm Power(3)	Other	Total
Interests held by third parties	75% - 78%	43% - 60%	71%	75%	71%	77%	25%	61%	0.3% - 80%
Place of business	North America, Brazil	North America, Brazil	North America	Brazil	North America	Colombia	North America	North America, South America, Europe	North America, South America
Year ended December 31, 2021:
Revenue	$137	$269	$58	$25	$—	$929	$136	$1,239	$14	$2,807
Net income (loss)	7	(60)	(3)	(4)	—	214	62	(245)	8	(21)
Total comprehensive income (loss)	(161)	716	332	178	—	11	173	(243)	117	1,123
Net income (loss) allocated to non-controlling interests	5	(32)	(2)	(3)	—	162	16	(175)	6	(23)
Year ended December 31, 2022:
Revenue	$120	$324	$80	$112	$—	$1,135	$131	$1,324	$10	$3,236
Net income (loss)	25	(71)	(4)	2	—	340	44	94	21	451
Total comprehensive income (loss)	(106)	726	71	220	—	467	(32)	301	23	1,670
Net income (loss) allocated to non-controlling interests	19	(34)	(3)	1	—	257	11	63	22	336
As at December 31, 2022:
Property, plant and equipment, at fair value	$131	$6,224	$2,107	$1,529	$—	$8,264	$1,031	$10,012	$187	$29,485
Total assets	852	6,367	2,126	1,722	—	9,178	1,053	11,192	260	32,750
Total borrowings	14	1,332	347	675	—	2,356	476	6,371	—	11,571
Total liabilities	240	1,601	382	780	—	5,112	491	8,275	74	16,955
Carrying value of non-controlling interests	477	2,615	1,245	707	—	3,146	115	2,283	92	10,680
Year ended December 31, 2023:
Revenue	$56	$339	$65	$128	$45	$1,285	$102	$1,213	$60	$3,293
Net income (loss)	34	118	18	(4)	411	186	27	(27)	(58)	705
Total comprehensive income (loss)	(19)	(69)	36	269	411	1,331	40	(93)	(210)	1,696
Net income allocated to non-controlling interests	27	64	13	(3)	291	144	7	(34)	(28)	481
As at December 31, 2023:
Property, plant and equipment, at fair value	$106	$5,878	$2,081	$2,286	$2,357	$10,585	$1,024	$9,718	$1,964	$35,999
Total assets	112	6,054	2,100	2,508	2,538	11,601	1,036	10,528	2,280	38,757
Total borrowings	(12)	(1,320)	(472)	(989)	(462)	(3,000)	(439)	(6,056)	(834)	(13,584)
Total liabilities	(18)	(1,590)	(480)	(1,168)	(1,611)	(6,498)	(447)	(9,106)	(1,500)	(22,418)
Carrying value of non-controlling interests	(75)	(2,462)	(1,157)	(1,007)	(917)	(3,948)	(122)	(1,036)	(346)	(11,070)
(1)Excludes information relating to Isagen and TerraForm Power which is presented separately.
(2)The total third parties’ ownership interest in Isagen as of December 31, 2023 was 77.4% and comprised of Brookfield Infrastructure Fund III: 23.0%, Brookfield Global Infrastructure Income Fund: 1.5%, Isagen institutional partners: 52.6% and other non-controlling interests: 0.3%
(3)The total third parties’ ownership interest in TerraForm Power as of December 31, 2023 was 60.7% and comprised of Brookfield Infrastructure Fund III: 34.9%, Brookfield Global Infrastructure Income Fund: 6.8% and the remainder is held by the partnership
Disclosure of summary financial information
The following table summarizes certain financial information regarding Participating non-controlling interests – in a holding subsidiary held by the partnership:

(MILLIONS)	2023	2022	2021
For the year ended December 31:
Revenue	$1,627	$1,407	$1,133
Net income	217	475	334
Comprehensive income	1,407	863	473
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	8	11	7
As at December 31:
Property, plant and equipment, at fair value	$14,406	$11,357
Total assets	16,117	12,887
Total borrowings	4,346	3,228
Total liabilities	8,421	6,320
Carrying value of participating non-controlling interests – in a holding subsidiary held by the partnership	272	271